As filed with the U.S. Securities and Exchange Commission on September 8, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2022

LHA Market State TM Alpha Seeker ETF

Ticker: MSVX

LHA Market State TM Tactical Beta ETF

Ticker: MSTB

LHA Market State TM Tactical Q ETF

Ticker: MSTQ

LHA Market StateTM Shares

Dear Shareholder,

This semi-annual report reflects the Funds’ performance for the period of January 1, 2022 through June 30, 2022 (the “current fiscal period”) for the LHA Market StateTM Alpha Seeker ETF (“MSVX”), the LHA Market StateTM Tactical Beta ETF (“MSTB”) and the LHA Market StateTM Tactical Q ETF (“MSTQ”).

What a difference six months can make! After a spectacular year for equities in 2021, the first half of 2022 proved to be almost a mirror image of the previous twelve months. The S&P 500® Index posted a negative total return of 19.96%, while the NASDAQ Composite’s total return was -29.51%. After years of declining and/or low interest rates, the uptick in inflation generated losses on the fixed income side as well. The Bloomberg US Long Treasury Index® produced a negative return of 21.25% for the six months ended June 30, 2022. Unusually, Wall Street’s “Fear Gauge”, the CBOE VIX Index remained relatively inert, exhibiting none of the panic it displayed during the COVID eruption in 2020.

A more hawkish Fed, Quantitative Tightening, the continued war in Ukraine, unrelenting supply chain disruptions, China tensions and recession fears remain as potential causes of further market disruptions. Despite all of the above, we have yet to see the kind of “blow off” decline that usually accompanies a market bottom. Since all of our strategies are sensitive to negative divergences in the relationship between the VIX Index and equity trends, periods where the negative correlation between equities and the VIX does not hold are problematic. During the first half of 2022 both equities and the VIX declined and contributed to less than expected performance. It is our opinion that the funds are well positioned for an eventual return to historic norms.

As in most years, the coming months may hold at least a few surprises. With luck, they will be predominantly positive. However, it’s not certain that anyone saw COVID coming. Fortunately, our process is about responding to markets as they are, not as we think they should or may be.

DERIVATIVES IMPACT

The Market State funds listed below all employ derivatives to implement their individual strategies. The impact of derivatives, primarily S&P 500 E-Mini and VIX contracts (for the MSTB and MSTQ funds), was consistent with the objectives and guidelines of the funds and is reflected in each fund’s performance for the period.

MSVX

MSVX may be described as an absolute return strategy that seeks to provide positive returns across multiple market cycles for purposes of portfolio diversification. From January 1, 2022 through June 30, 2022 (the “current fiscal period”), in a challenging year for tactical strategies, MSVX’s Net Asset Value (“NAV”) increased 1.51%. MSVX’s market value rose 1.57% during the same current fiscal period. In contrast, the S&P 500® Index declined 19.96% during the current fiscal period.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

In a variety of different VIX and equity market environments, MSVX is intended to offer valuable diversifying exposure characteristics that can act like a hedge during crisis periods, but also seek to provide return in calm markets when dedicated hedges often suffer substantial losses. This profile has the potential to add distinct optionality that can improve the risk / reward tradeoff of a traditional diversified portfolio.

MSTB

In a period that saw a slow and relentless decline in the S&P 500® Index, despite very ephemeral VIX spikes, MSTB had a net return of -22.42% on a NAV basis during the current fiscal period. MSTB’s market value returned -22.61% during the same current fiscal period. The S&P 500® Index fell 19.96% during the same time frame. As experienced during the first half of 2022, periods with very short term and relatively small spikes in the VIX index can be problematic for the technology underlying MSTB. Minor corrections can induce minor hedges which are subsequently unwound, negatively impacting returns. More extreme price movements are when the strategy has added its most value in the past and is expected to in the future.

MSTQ

In a period that saw a slow and relentless decline in the NASDAQ Composite, despite very ephemeral VIX spikes, MSTQ (which launched on March 14, 2022) had a net return of -14.98% on a NAV basis from March 14, 2022 to June 30, 2022 (the “current fiscal period”). MSTQ’s market value returned -15.15% during the same current fiscal period. The NASDAQ-100 Index fell 11.61% during the same time frame. As experienced during the first half of 2022, periods with very short term and relatively small spikes in the VIX index can be problematic for the technology underlying MSTQ. Minor corrections can induce minor hedges which are subsequently unwound, negatively impacting returns. More extreme price movements are when the strategy has added its most value in the past and is expected to in the future.

We thank you once again for your support and confidence and are optimistic that MSVX, MSTB and MSTQ will continue to fulfill expectations as we progress through 2022.

Sincerely,

Jeff Landle, CFA
Chief Investment Officer

Must be proceeded or accompanied by a current prospectus.

Past performance does not guarantee future results.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

This information is provided for informational purposes only. This is not an offer to sell or a solicitation of an offer to buy an interest in any investment fund or for the provision of any investment management or advisory services. Investing involves risk. Principal loss is possible.

Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV, and are not individually redeemed from the particular fund. Brokerage commissions will reduce returns. MSVX, MSTB, and MSTQ (each referred to as a “Fund”) use future contracts. The potential loss of principal in regard to futures contracts can be in amounts greater than the initial amount invested in the futures contract. The Funds will invest in other ETFs which involves additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please see the Schedules of Investments in this report for a complete list of fund holdings.

The Cboe Volatility Index® (VIX®) is a leading measure of market expectations of near-term volatility conveyed by S&P 500® Index (SPX) option prices. The S&P 500® Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The NASDAQ Composite is a stock market index that includes almost all stocks listed on the Nasdaq stock exchange. The Bloomberg US Long Treasury Index® measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 10 years or more to maturity. It is not possible to invest directly in an index.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

MSVX, MSTB and MSTQ are distributed by Quasar Distributors, LLC. No other products mentioned are distributed by Quasar Distributors, LLC.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

LHA Market StateTM Shares

Portfolio Allocation*

As of June 30, 2022 (Unaudited)

LHA Market StateTM Alpha Seeker ETF

Security Type	Percentage of Net Assets
Short-Term Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)
Total	100.0%

LHA Market StateTM Tactical Beta ETF

Security Type	Percentage of Net Assets
Exchange-Traded Funds	62.1%
Short-Term Investments	38.5
Liabilities in Excess of Other Assets	(0.6)
Total	100.0%

LHA Market StateTM Tactical Q ETF

Security Type	Percentage of Net Assets
Exchange-Traded Funds	47.2%
Short-Term Investments	58.3
Liabilities in Excess of Other Assets	(5.5)
Total	100.0%

*	Portfolio allocation charts do not reflect derivative exposure.

LHA Market StateTM Alpha Seeker ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Par	Security Description	Effective Yield	Maturity	Value
	SHORT-TERM INVESTMENTS — 100.8%
	U. S. Treasury Bills — 28.1%
$12,500,000	United States Treasury Bill (a)(b)	2.00%	4/20/2023	$12,245,151

Shares
	Money Market Funds — 72.7%
15,883,055	First American Government Obligations Fund, Class X, 1.29% (c)(d)	15,883,055
15,883,055	First American Treasury Obligations Fund, Class X, 1.31% (c)(d)	15,883,055
		31,766,110
	TOTAL SHORT-TERM INVESTMENTS (Cost $44,068,226)	44,011,261
	TOTAL INVESTMENTS — 100.8% (Cost $44,068,226)	44,011,261
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%	(341,289)
	NET ASSETS — 100.0%	$43,669,972

Percentages are stated as a percentage of net assets.

(a)	Zero coupon bond.
(b)

All or a portion of this security is held as collateral for written options and futures. At June 30, 2022, the total value of this security held as collateral amounted to $12,245,151 or 28.1% of net assets.

(c)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	Annualized seven-day yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 62.1% (a)
344,553	SPDR S&P 500 ETF Trust (b)(c)	$129,982,619
	TOTAL EXCHANGE-TRADED FUNDS (Cost $153,639,095)	129,982,619

Par		Effective Yield	Maturity
	SHORT-TERM INVESTMENTS — 38.5%
	U. S. Treasury Bills — 19.9%
$29,924,000	United States Treasury Bill (c)(d)	0.75%	1/26/2023	29,503,874
12,233,000	United States Treasury Bill (c)(d)	0.03%	8/11/2022	12,214,453
				41,718,327

Shares
	Money Market Funds — 18.6%
19,425,620	First American Government Obligations Fund, Class X, 1.29% (e)	19,425,620
19,425,620	First American Treasury Obligations Fund, Class X, 1.31% (e)	19,425,620
		38,851,240
	TOTAL SHORT-TERM INVESTMENTS (Cost $80,879,256)	80,569,567
	TOTAL INVESTMENTS — 100.6% (Cost $234,518,351)	210,552,186
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%	(1,292,514)
	NET ASSETS — 100.0%	$209,259,672

Percentages are stated as a percentage of net assets.

(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)

All or a portion of this security is held as collateral for written options and futures. At June 30, 2022, the total value of securities held as collateral amounted to $123,786,159 or 59.2% of net assets.

(d)	Zero coupon bond.
(e)	Annualized seven-day yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Schedule of Open Futures Contracts
June 30, 2022 (Unaudited)

Number of Long Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
361	S&P 500 E-Mini Future (a)	September 2022	$68,400,475	$532,162
384	CBOE VIX Future (a)	July 2022	10,967,923	(1,220,443)
349	CBOE VIX Future (a)	August 2022	10,182,913	(74,614)
				$(762,895)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 47.2% (a)
8,950	Invesco QQQ Trust, Series 1 (b)(c)	$2,508,506
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,779,943)	2,508,506

Par		Effective Yield	Maturity
	SHORT-TERM INVESTMENTS — 58.3%
	U. S. Treasury Bills — 26.0%
$1,400,000	United States Treasury Bill (b)(c)(d)	1.09%	12/29/2022	1,383,001
				1,383,001

Shares
	Money Market Funds — 32.3%
857,141	First American Government Obligations Fund, Class X, 1.29% (e)	857,141
857,141	First American Treasury Obligations Fund, Class X, 1.31% (e)	857,141
		1,714,282
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,106,760)	3,097,283
	TOTAL INVESTMENTS — 105.5% (Cost $5,886,703)	5,605,789
	LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%	(292,005)
	NET ASSETS — 100.0%	$5,313,784

Percentages are stated as a percentage of net assets.

(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)

All or a portion of this security is held as collateral for written options and futures. At June 30, 2022, the total value of securities held as collateral amounted to $3,569,185 or 67.2% of net assets.

(d)	Zero coupon bond.
(e)	Annualized seven-day yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

Schedule of Open Futures Contracts
June 30, 2022 (Unaudited)

Number of Long Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
11	NASDAQ 100 E-Mini Future (a)	September 2022	$2,536,490	$27,308
10	CBOE VIX Future (a)	July 2022	285,623	(33,105)
9	CBOE VIX Future (a)	August 2022	262,597	(1,079)
				$(6,876)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF	LHA Market StateTM Tactical Q ETF
ASSETS
Investments in securities, at value(a)	$44,011,261	$210,552,186	$5,605,789
Restricted cash for futures	—	—	3,903
Unrealized appreciation on open futures contracts	—	532,162	27,308
Dividends and interest receivable	24,951	601,319	7,414
Receivable for securities sold	—	781,979	303,723
Receivable for capital shares sold	—	2,498,610	—
Transaction fees receivable	—	541	—
Total Assets	44,036,212	214,966,797	5,948,137

LIABILITIES
Unrealized depreciation on open futures contracts	—	1,295,057	34,184
Payable for securities purchased	—	1,551,252	—
Payable for capital shares redeemed	—	1,258,460	—
Due to broker	326,374	1,378,718	593,729
Management fees payable	39,866	198,575	5,021
Broker interest payable	—	25,063	1,419
Total Liabilities	366,240	5,707,125	634,353

NET ASSETS	$43,669,972	$209,259,672	$5,313,784
NET ASSETS CONSIST OF:
Paid-in capital	$44,093,664	$257,494,672	$6,400,096
Total distributable earnings (accumulated deficit)	(423,692)	(48,235,000)	(1,086,312)
Net assets	$43,669,972	$209,259,672	$5,313,784

Net asset value:
Net assets	$43,669,972	$209,259,672	$5,313,784
Shares outstanding (b)	1,725,000	8,375,000	250,000
Net asset value, offering and redemption price per share	$25.32	$24.99	$21.26

(a) Identified Cost:
Investments in Securities	$44,068,226	$234,518,351	$5,886,703
(b) No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Operations

For the Period Ended June 30, 2022 (Unaudited)

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF	LHA Market StateTM Tactical Q ETF[a]
INVESTMENT INCOME
Dividends	$—	$1,050,791	$8,748
Interest	96,917	192,159	7,448
Total investment income	96,917	1,242,950	16,196

EXPENSES
Management fees	220,621	1,535,672	19,250
Broker interest expense	5,301	120,913	2,532
Total expenses	225,922	1,656,585	21,782

Net investment income (loss)	(129,005)	(413,635)	(5,586)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,270,028)	6,747,328	(201,630)
Futures	1,346,701	(30,325,890)	(591,520)
Written options	241,406	198,995	214
Change in unrealized appreciation (depreciation) on:
Investments	(56,206)	(44,898,401)	(280,914)
Futures	(36,304)	(2,791,856)	(6,876)
Net realized and unrealized gain (loss) on investments	225,569	(71,069,824)	(1,080,726)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,564	$(71,483,459)	$(1,086,312)

[a]	The Fund commenced operations on March 14, 2022. The information presented is for the period from March 14, 2022 to June 30, 2022.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$(129,005)	$(267,261)
Net realized gain (loss) on investments, written options and futures	318,079	1,115,421
Change in unrealized appreciation (depreciation) on investments and futures	(92,510)	39,913
Net increase (decrease) in net assets resulting from operations	96,564	888,073

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(103,144)
Total distributions to shareholders	—	(103,144)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,986,855	11,561,270
Payments for shares redeemed	(1,943,615)	(2,551,583)
Transaction fees (Note 8)	3,937	2,823
Net increase (decrease) in net assets derived from capital share transactions (a)	16,047,177	9,012,510
Net increase (decrease) in net assets	$16,143,741	$9,797,439

NET ASSETS
Beginning of period/year	$27,526,231	$17,728,792
End of period/year	$43,669,972	$27,526,231

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	700,000	450,000
Shares redeemed	(75,000)	(100,000)
Net increase (decrease)	625,000	350,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$(413,635)	$(455,905)
Net realized gain (loss) on investments, written options and futures	(23,379,567)	9,282,599
Change in unrealized appreciation (depreciation) on investments and futures	(47,690,257)	21,628,095
Net increase (decrease) in net assets resulting from operations	(71,483,459)	30,454,789

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(7,040,398)
Total distributions to shareholders	—	(7,040,398)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	65,528,135	303,171,275
Payments for shares redeemed	(127,001,195)	(20,818,003)
Transaction fees (Note 8)	35,373	70,248
Net increase (decrease) in net assets derived from capital share transactions (a)	(61,437,687)	282,423,520
Net increase (decrease) in net assets	$(132,921,146)	$305,837,911

NET ASSETS
Beginning of period/year	$342,180,818	$36,342,907
End of period/year	$209,259,672	$342,180,818

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	2,150,000	9,950,000
Shares redeemed	(4,400,000)	(675,000)
Net increase (decrease)	(2,250,000)	9,275,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

Statement of Changes in Net Assets

Period Ended June 30, 2022 (Unaudited)(a)
OPERATIONS
Net investment income (loss)	$(5,586)
Net realized gain (loss) on investments, written options and futures	(792,936)
Change in unrealized appreciation (depreciation) on investments and futures	(287,790)
Net increase (decrease) in net assets resulting from operations	(1,086,312)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,399,765
Payments for shares redeemed	—
Transaction fees (Note 8)	331
Net increase (decrease) in net assets derived from capital share transactions (b)	6,400,096
Net increase (decrease) in net assets	$5,313,784

NET ASSETS
Beginning of period	$—
End of period	$5,313,784

(a)	The Fund commenced operations on March 14, 2022. The information presented is for the period from March 14, 2022 to June 30, 2022.
(b)	A summary of capital share transactions is as follows:

Shares
Shares sold	250,000
Shares redeemed	—
Net increase (decrease)	250,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020(a)
Net asset value, beginning of period/year	$25.02		$23.64	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(g)	(0.08)		(0.29)	(0.20)
Net realized and unrealized gain (loss) on investments (c)	0.38		1.76	(0.71)
Total from investment operations	0.30		1.47	(0.91)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—		(0.09)	(0.46)
Total distributions to shareholders	—		(0.09)	(0.46)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(j)	0.00 (j)	0.01

Net asset value, end of period/year	$25.32		$25.02	$23.64

Total return	1.51	%(d)	6.28%	-3.62	%(d)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$43,670		$27,526	$17,729

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(h)(i)	1.13	%(e)	1.17%	1.42	%(e)
Net investment income (loss) to average net assets(g)	-0.64	%(e)	-1.14%	-1.33	%(e)
Portfolio turnover rate (f)	12322	%(d)	3520%	1603	%(d)

(a)	The Fund commenced operations on May 13, 2020.
(b)	Calculated based on average shares outstanding during the period/year.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(h)	Does not include expenses of investment companies in which the Fund invests.
(i)	Includes broker interest expense of 0.03%, 0.07% and 0.32%, respectively.
(j)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020(a)
Net asset value, beginning of period/year	$32.21		$26.92	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(g)	(0.04)		(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments (c)	(7.18)		6.07	2.41
Total from investment operations	(7.22)		5.99	2.40

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—		—	(0.27)
From net realized gains	—		(0.71)	(0.21)
Total distributions to shareholders	—		(0.71)	(0.48)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(j)	0.01	—

Net asset value, end of period/year	$24.99		$32.21	$26.92

Total return	-22.42	%(d)	22.25%	9.65	%(d)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$209,260		$342,181	$36,343

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(h)(i)	1.19	%(e)	1.13%	1.13	%(e)
Net investment income (loss) to average net assets(g)	-0.30	%(e)	-0.27%	-0.11	%(e)
Portfolio turnover rate (f)	0	%(d)	132%	132	%(d)

(a)	The Fund commenced operations on September 29, 2020.
(b)	Calculated based on average shares outstanding during the period/year.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(h)	Does not include expenses of investment companies in which the Fund invests.
(i)	Includes broker interest expense of 0.09% ,0.03% and 0.03%, respectively.
(j)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended June 30, 2022 (Unaudited)(a)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(g)	(0.02)
Net realized and unrealized gain (loss) on investments (c)	(3.72)
Total from investment operations	(3.74)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(j)

Net asset value, end of period	$21.26

Total return	-14.98	%(d)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$5,314

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(h)(i)	1.24	%(e)
Net investment income (loss) to average net assets(g)	-0.32	%(e)
Portfolio turnover rate (f)	59	%(d)

(a)	The Fund commenced operations on March 14, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized.
(e)	Annualized
(f)	Excludes the impact of in-kind transactions.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(h)	Does not include expenses of investment companies in which the Fund invests.
(i)	Includes broker interest expense of 0.14%.
(j)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Notes to Financial Statements

June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). LHA Market StateTM Alpha Seeker ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to provide positive returns across multiple market cycles that are generally not correlated to the U.S. equity or fixed income markets by investing long or short in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500® Index based on models and analyses that seek to estimate the direction of the U.S. equity market. LHA Market StateTM Tactical Beta is an actively-managed ETF and seeks long-term out-performance relative to the large-capitalization U.S. equity market by investing long or short in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500 Index based on models and analyses that seek to estimate the direction of the S&P 500® Index. LHA Market StateTM Tactical Q ETF is an actively-managed ETF that seeks long-term out-performance relative to the large-capitalization U.S. growth equity market by investing in equity instruments linked directly or indirectly to the performance of U.S.-listed, large capitalization, growth-oriented companies. LHA Market StateTM Alpha Seeker ETF commenced operations on May 13, 2020, LHA Market StateTM Tactical Beta ETF commenced operations on September 29, 2020, and LHA Market StateTM Tactical Q ETF commenced operations on March 14, 2022.

The end of the reporting period for the Funds is June 30, 2022. The period covered by these Notes to Financial Statements is the period from January 1, 2022 through June 30, 2022 for LHA Market StateTM Alpha Seeker ETF and LHA Market StateTM Tactical Beta ETF and the period from March 14, 2022 to June 30, 2022 for LHA Market StateTM Tactical Q ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global MarketTM, Nasdaq Global Select MarketTM, and the Nasdaq Capital Market ExchangeTM (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Futures contracts will be valued at the settlement price from the exchange on which they are traded.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

LHA Market StateTM Alpha Seeker ETF

Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$31,766,110	$12,245,151	$—	$44,011,261
Total Investments in Securities	$31,766,110	$12,245,151	$—	$44,011,261

^	See Schedule of Investments for further disaggregation of investment categories.

LHA Market StateTM Tactical Beta ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$129,982,619	$—	$—	$129,982,619
Short-Term Investments	38,851,240	41,718,327	—	80,569,567
Total Investments in Securities	$168,833,859	$41,718,327	$—	$210,552,186

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(762,895)	$—	$—	$(762,895)

(a)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

LHA Market StateTM Tactical Q ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,508,506	$—	$—	$2,508,506
Short-Term Investments	1,714,282	1,383,001	—	3,097,283
Total Investments in Securities	$4,222,788	$1,383,001	$—	$5,605,789

^	See Schedule of Investments for further disaggregation of investment categories.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(6,876)	$—	$—	$(6,876)

(a)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

These differences are primarily due to differing book and tax treatments for in-kind transactions and net operating losses. For the fiscal year ended December 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
LHA Market StateTM Alpha Seeker ETF	$276,818	$(276,818)
LHA Market StateTM Tactical Beta ETF	$(1,625,447)	$1,625,447
LHA Market StateTM Tactical Q ETF	N/A	N/A

During the fiscal period ended December 31, 2021, the Funds realized the following net capital gains (losses) from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

LHA Market StateTM Alpha Seeker ETF	$(9,557)
LHA Market StateTM Tactical Beta ETF	$2,081,352
LHA Market StateTM Tactical Q ETF	N/A

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Futures Contracts. Each Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. Each Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds on an as needed basis. The Funds record an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Schedules of Open Futures Contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain the required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively. Cash collateral held by the Funds is presented on the Statements of Assets and Liabilities under segregated cash at broker for futures and options, if any.

Options Contracts. The Funds may also purchase put or call options (or options spreads) on the VIX Index, the S&P 500, or in ETNs or ETFs that seek exposure to short-term VIX Index futures contracts.

Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European-style options). The buyer of the call option pays an amount (premium) for buying the option. In the event the reference asset appreciates above the strike price, the buyer can exercise the option and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid), and in the event the reference asset declines in value, the call option may end up worthless and the Funds’ loss is limited to the amount of premium it paid. The Funds’ investments in call options and put options on the S&P 500 or the VIX Index are generally expected to be European-style options.

Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The buyer of the put option pays an amount (premium) for buying the option. In the event the reference asset declines in value below the strike price and a Fund exercises its put option, the Fund will be entitled to deliver the reference asset (for American-style options) or receive the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.

A call spread entails the purchase of a call option and the sale of a call option on the same reference asset with the same expiration date but a higher strike price. A put spread entails the purchase of a put option and the sale of a put option on the same reference asset with the same expiration date but a lower strike price. The premium received from the sale of the call or put options is generally expected to offset the cost to the Fund of the purchased options in exchange for limiting the maximum return from such options.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

The Funds may also write options. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified prince (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

For financial statement purposes, cash held at or due to the broker for futures and options is included in the Statements of Assets and Liabilities as deposits at broker for futures and options or payable to broker for futures and options. Broker interest paid by the Funds, if any, is included as broker interest expense in the Statements of Operations. As collateral for written options, the Funds maintain segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash, if any, is included as segregated cash at broker for futures and options in the Statements of Assets and Liabilities. The Advisor may earmark or instruct the Funds’ custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Funds’ delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Funds’ purchase obligation.

The effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period was as follows:

		Asset Derivatives
Fund	Derivatives Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures	Unrealized appreciation on open futures contracts	$532,162
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures	Unrealized appreciation on open futures contracts	27,308

		Liability Derivatives
Fund	Derivatives Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures	Unrealized depreciation on open futures contracts	$1,295,057
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures	Unrealized depreciation on open futures contracts	34,184

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the current fiscal period was as follows:

Fund	Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Futures	$1,346,701	$(36,304)
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Purchased Options	(983,106)*	—
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Written Options	241,406	—
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures	(30,325,890)	(2,791,856)
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Written Options	198,995	—
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures	(591,520)	(6,876)
LHA Market StateTM Tactical Q ETF	Equity Contracts - Written Options	214	—

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.

The average monthly market values of outstanding purchased and written options during the current fiscal period were as follows:

	Purchased Options	Written Options
LHA Market StateTM Alpha Seeker ETF	$5,268	$(11)
LHA Market StateTM Tactical Beta ETF	—	(71)
LHA Market StateTM Tactical Q ETF	—	—

The average monthly notional amount of short and long futures during the current fiscal period were as follows:

	Short Futures	Long Futures
LHA Market StateTM Alpha Seeker ETF	$(2,442,002)	$5,459,614
LHA Market StateTM Tactical Beta ETF	—	129,541,509
LHA Market StateTM Tactical Q ETF	—	3,255,834

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

Offsetting of Financial Assets and Derivatives Assets:

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis.

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.

LHA Market StateTM Tactical Beta ETF

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Amounts of Recognized Assets	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Assets
Goldman Sachs
Futures Contracts	$532,162	$—	$532,162	$—	$—	$532,162
	$532,162	$—	$532,162	$—	$—	$532,162
Liabilities
Goldman Sachs
Futures Contracts	$(1,295,057)	$—	$(1,295,057)	$—	$—	$(1,295,057)
	$(1,295,057)	$—	$(1,295,057)	$—	$—	$(1,295,057)

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

LHA Market StateTM Tactical Q ETF

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Amounts of Recognized Assets	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Assets
Goldman Sachs
Futures Contracts	$27,308	$—	$27,308	$—	$—	$27,308
	$27,308	$—	$27,308	$—	$—	$27,308
Liabilities
Goldman Sachs
Futures Contracts	$(34,184)	$—	$(34,184)	$—	$—	$(34,184)
	$(34,184)	$—	$(34,184)	$—	$—	$(34,184)

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Little Harbor Advisors, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses,

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds each pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
LHA Market StateTM Alpha Seeker ETF	$77,666,926	$78,497,564
LHA Market StateTM Tactical Beta ETF	—	—
LHA Market StateTM Tactical Q ETF	1,804,760	2,109,891

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
LHA Market StateTM Alpha Seeker ETF	$1,183,200	$65,714
LHA Market StateTM Tactical Beta ETF	32,317,257	56,810,167
LHA Market StateTM Tactical Q ETF	3,286,703	—

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

NOTE 7 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2021 in the Funds, were as follows:

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF
Tax cost of investments	$28,504,974	$319,298,452
Gross tax unrealized appreciation	$—	$20,944,647
Gross tax unrealized depreciation	(759)	(62,006)
Net tax unrealized appreciation (depreciation)	(759)	20,882,641
Undistributed ordinary income	—	—
Undistributed long-term gain	—	2,959,693
Other accumulated gain (loss)	(519,497)	(593,875)
Distributable earnings (accumulated deficit)	$(520,256)	$23,248,459

*	LHA Market StateTM Tactical Q ETF commenced operations after December 31, 2021 and therefore does not appear in this table.

The difference between book and tax-basis cost is attributable to wash sales.

At December 31, 2021, the Funds deferred, on a tax basis, no post-October capital losses or late-year ordinary losses.

As of December 31, 2021, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
LHA Market StateTM Alpha Seeker ETF	$30,144	$489,353
LHA Market StateTM Tactical Beta ETF	—	—
LHA Market StateTM Tactical Q ETF	N/A	N/A

LHA Market StateTM Alpha Seeker ETF utilized $1,161,279 of short-term capital loss carryforward from the prior year.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2021 and December 31, 2020, were as follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
LHA Market StateTM Alpha Seeker ETF	$103,144	$—	$344,552	$—
LHA Market StateTM Tactical Beta ETF	—	7,040,398	369,067	279,189
LHA Market StateTM Tactical Q ETF	N/A	N/A	N/A	N/A

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Funds are $300 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – PRINCIPAL RISKS

Investment Company Risk. The risks of investing in investment companies, such as the Underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

LHA Market StateTM Shares

Expense Example

For the Period Ended June 30, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Funds shares, and (2) ongoing costs, including management fees and other Funds expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

LHA Market StateTM Shares

Expense Example
For the Period Ended June 30, 2022 (Unaudited) (Continued)

LHA Market StateTM Alpha Seeker ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,015.10	$5.65
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,019.19	$5.66

LHA Market StateTM Tactical Beta ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 775.80	$5.24
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,018.89	$5.96

LHA Market StateTM Tactical Q ETF

	Beginning Account Value March 14, 2022(3)	Ending Account Value June 30, 2022	Expenses Paid During the Period
Actual	$1,000.00	$ 850.20	$3.39(4)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,018.65	$6.21(5)

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.13%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.19%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

(3)	Fund commencement.
(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.24%, multiplied by the average account value during the period, multiplied by 108/365, to reflect the current period.

(5)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.24%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

LHA Market StateTM Shares

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

LHA Market State Alpha Seeker ETF
LHA Market State Tactical Beta ETF

Approval of Advisory Agreement & Board Considerations (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Little Harbor Advisors, LLC (the “Adviser”) and the Trust, on behalf of the LHA Market State Alpha Seeker ETF and LHA Market State Tactical Beta ETF (each, a “Fund” and, together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including: information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to each Fund; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant; and a reported prepared by Barrington Partners, an independent third party, (the “Barrington Report”) relating to the Funds’ investment performance and fees and expenses, including comparisons to relevant market benchmarks and peer groups.

The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, a representative from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and oral presentations that it had received and any other information that the Board received at the Meeting and deliberated on the approval of continuation of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and

LHA Market State Alpha Seeker ETF
LHA Market State Tactical Beta ETF

Approval of Advisory Agreement & Board Considerations (Unaudited) (Continued)

past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Funds, including monitoring the Funds’ adherence to their investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as the extent to which each Fund achieves its investment objective.

Historical Performance. The Board noted that the Barrington Report contained information regarding each Fund’s performance for various time periods ended December 31, 2021 and included a report comparing each Fund’s performance results with (i) the returns of a group of comparable funds selected by Barrington (each, a “Peer Group”) and (ii) the returns of funds from each Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”), and provided the Selected Peer Group’s performance results. The Board considered each Fund’s past investment performance in light of these reports.

LHA Market State Alpha Seeker ETF: The Board considered that the Fund significantly underperformed the S&P 500 Total Return Index, the Fund’s broad-based benchmark for the one-year and since inception periods. The Board further noted that the Fund significantly underperformed its Peer Group over the one-year period. With respect to its Category Peer Group, the universe of U.S. Long-Short Equity ETFs, the Board observed that the Fund significantly underperformed its Category Peer Group over the one-year period, finishing the one-year period in the third quartile of the Group. In addition, the Board noted that the Fund generally performed within the range of the Selected Peer Group for the same period. The Board also considered that the Fund commenced operations on May 13, 2020, and thus had been operating for less than two years, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

LHA Market State Tactical Beta ETF: The Board considered that the Fund underperformed the S&P 500 Total Return Index, the Fund’s broad-based benchmark for the one-year and since inception periods. The Board further noted that the Fund significantly outperformed its Peer Group over the one-year period. With respect to its Category Peer Group, the universe of U.S. Options Trading ETFs, the Board observed

LHA Market State Alpha Seeker ETF
LHA Market State Tactical Beta ETF

Approval of Advisory Agreement & Board Considerations (Unaudited) (Continued)

that the Fund significantly outperformed its Category Peer Group over the one-year period, finishing the one-year period in the top quartile of the Group. In addition, the Board noted that the Fund generally performed within the range of the Selected Peer Group for the one-year period, and the Fund’s performance was above the returns of nearly all of the funds in the Selected Peer Group for the same period. The Board also considered that the Fund commenced operations on September 30, 2020, and thus had been operating for less than two years, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources.

LHA Market State Alpha Seeker ETF: The Board compared the Fund’s net expense ratio to its Peer Group and Category Peer Group as shown in the Barrington Report, and its Selected Peer Group. The Board noted that the net expense ratio for the Fund was lower than the average net expense ratio for the Category Peer Group but higher than the average net expense ratio for the Peer Group, and the Fund’s net expense ratio was within the range of net expense ratios for the Selected Peer Group.

LHA Market State Tactical Beta ETF: The Board compared the Fund’s net expense ratio to its Peer Group and Category Peer Group as shown in the Barrington Report, and its Selected Peer Group. The Board noted that the net expense ratio for the Fund was higher than the average net expense ratio for both the Peer Group and Category Peer Group, and the Fund’s net expense ratio was within the range of net expense ratios for the Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.

LHA Market State Alpha Seeker ETF
LHA Market State Tactical Beta ETF

Approval of Advisory Agreement & Board Considerations (Unaudited) (Continued)

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

LHA Market StateTM Tactical Q ETF

Approval of Advisory Agreement & Board Consideration (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 13-14, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Little Harbor Advisors, LLC (the “Adviser”) and the Trust, on behalf of LHA Market StateTM Tactical Q ETF (the “Fund”) for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions that included, among other things, details about the Adviser’s

LHA Market StateTM Tactical Q ETF

Approval of Advisory Agreement & Board Consideration (Unaudited) (Continued)

decision-making process, details about the Fund, and the services to be provided by the Adviser. The Board also noted the information provided by the Adviser about the Adviser’s experience managing an investment strategy similar to the Fund’s for certain of its other accounts, taking into account regulatory, operational and other differences between the Fund and the other accounts.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and with applicable regulatory requirements, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed expense ratio and compared the Fund’s expense ratio to its Category Peer Group and Selected Peer Group (each defined below). The Board noted that the expense ratio proposed for the Fund was higher than most of the funds within the universe of Miscellaneous ETFs as reported by Morningstar (the “Category Peer Group”). The Board further noted that the Fund’s proposed expense ratio was within the range of the competitors that employ a similar investing approach, as identified by the Adviser at the Board’s request using a screening process on an independent ETF database for actively managed equity ETFs (the “Selected Peer Group”).

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

LHA Market StateTM Tactical Q ETF

Approval of Advisory Agreement & Board Consideration (Unaudited) (Continued)

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of the Fund’s unitary fee might result in a sharing of those economies with Fund shareholders in the initial period of such Fund’s operations. The Board noted its intention to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

LHA Market StateTM Shares

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	0.00%
LHA Market StateTM Tactical Q ETF	N/A

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2021 was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	0.00%
LHA Market StateTM Tactical Q ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	0.00%
LHA Market StateTM Tactical Q ETF	N/A

LHA Market StateTM Shares

Information About Portfolio Holdings

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.lhafunds.com.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.lhafunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.lhafunds.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the daily net asset value (NAV) is available, without charge, on the Funds’ website at www.lhafunds.com.

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Adviser

Little Harbor Advisors, LLC
30 Doaks Lane
Marblehead, Massachusetts 01945

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

LHA Market StateTM Alpha Seeker ETF

Symbol – MSVX
CUSIP – 26922A156

LHA Market StateTM Tactical Beta ETF

Symbol – MSTB
CUSIP – 26922B105

LHA Market StateTM Tactical Q ETF

Symbol – MSTQ
CUSIP – 26922B733

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/7/2022

By (Signature and Title)*	/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/7/2022

* Print the name and title of each signing officer under his or her signature.